Dividends - Disclosure of dividends declared (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Board of directors on April 27, 2017 [member]
Disclosure Of Dividends [Line Items]
Resolution			Apr. 27, 2017
Type of shares			Ordinary shares
Total dividends			¥ 15,592
Source of dividends			Retained earnings
Dividends per share			¥ 6
Record date			Mar. 31, 2017
Effective date			Jun. 01, 2017
Board of directors on April 27, 2018 [member]
Disclosure Of Dividends [Line Items]
Resolution		Apr. 27, 2018
Type of shares		Ordinary shares
Total dividends		¥ 15,591
Source of dividends		Retained earnings
Dividends per share		¥ 60
Record date		Mar. 31, 2018
Effective date		Jun. 01, 2018
Board of directors on April 26, 2019 [member]
Disclosure Of Dividends [Line Items]
Resolution	Apr. 26, 2019
Type of shares	Ordinary shares
Total dividends	¥ 10,393
Source of dividends	Retained earnings
Dividends per share	¥ 40
Record date	Mar. 31, 2019
Effective date	Jun. 03, 2019
Board of directors on October 29, 2019 [member]
Disclosure Of Dividends [Line Items]
Resolution	Oct. 29, 2019
Type of shares	Ordinary shares
Total dividends	¥ 7,795
Source of dividends	Retained earnings
Dividends per share	¥ 30
Record date	Sep. 30, 2019
Effective date	Dec. 02, 2019
Major ordinary share transactions [member] | Board of directors on May 12, 2020 [member]
Disclosure Of Dividends [Line Items]
Resolution	May 12, 2020
Type of shares	Ordinary shares
Total dividends	¥ 10,393
Source of dividends	Retained earnings
Dividends per share	¥ 40
Record date	Mar. 31, 2020
Effective date	Jun. 01, 2020